Combined Prospectus	Mar. 09, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	2,647,762
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 25,656,813.78
Form Type	S-1
File Number	333-258506
Initial Effective Date	Aug. 24, 2021
Combined Prospectus Note	No registration fee is payable in connection with the 2,647,762 shares of Class A common stock, par value $0.0001 per share ("Common Stock") that were previously registered under Form S-1 (File No. 333-258506), originally filed with the SEC on August 5, 2021 and subsequently declared effective on August 24, 2021 (the "Prior 2021 Registration Statement," as amended and/or supplemented), because such shares are being transferred from the Prior Registration Statement pursuant to Rule 429 under the Securities Act of 1933, as amended (the "Securities Act"). See "Explanatory Note" in this registration statement. Pursuant to Rule 416 under the Securities Act, the registrant also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. Reflects the Company's 1-for-14 reverse stock split which became effective on July 7, 2023.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,336,152
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 470,058.27
Form Type	S-3
File Number	333-271459
Initial Effective Date	May 15, 2023
Combined Prospectus Note	No registration fee is payable in connection with the 1,336,152 shares of Common Stock issued or issuable upon the conversion of the Company's Series A Convertible Preferred Stock, par value $0.0001 per share, that were previously registered under Form S-3 (File No. 333-271459), originally filed with the SEC on April 26, 2023 and subsequently declared effective on May 15, 2023 (the "Prior 2023 Registration Statement," as amended and/or supplemented), because such shares are being transferred from the Prior 2023 Registration Statement pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this registration statement. Pursuant to Rule 416 under the Securities Act, the registrant also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. Reflects the Company's 1-for-14 reverse stock split which became effective on July 7, 2023.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,074,358
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 4,523,047.18
Form Type	S-3
File Number	333-279375
Initial Effective Date	May 22, 2024
Combined Prospectus Note	No registration fee is payable in connection with the 1,074,358 shares of Common Stock issuable upon the conversion of Company's Series B Convertible Preferred Stock, par value $0.0001 per share, that were previously registered under Form S-3 (File No. 333-279375), originally filed with the SEC on May 13, 2024 and subsequently declared effective on May 22, 2024 (the "Prior 2024 Registration Statement," as amended and/or supplemented), because such shares are being transferred from the Prior 2024 Registration Statement pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this registration statement. Pursuant to Rule 416 under the Securities Act, the registrant also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	4,585,375
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 49,292,781.25
Form Type	S-3
File Number	333-291697
Initial Effective Date	Dec. 09, 2025
Combined Prospectus Note	No registration fee is payable in connection with the 4,585,375 shares of Common Stock that were previously registered under Form S-3 (File No. 333-291697), originally filed with the SEC on November 21, 2025 and subsequently declared effective on December 9, 2025 (the "Prior 2025 Registration Statement," as amended and/or supplemented), because such shares are being transferred from the Prior 2025 Registration Statement pursuant to Rule 429 under the Securities Act. See "Explanatory Note" in this registration statement. Pursuant to Rule 416 under the Securities Act, the registrant also registered an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.